Restatement of Previously Issued Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the December 2024 Extension Meeting, as set forth in the Company’s Report on Form 8-K filed with the U.S. Securities and Exchange Commission on December 6, 2024, the holders of 2,285,056 shares of the Company’s common stock properly exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. On December 11, 2024, a redemption payment was made by CST, as trustee of the Trust Account, to the December 2024 Extension Redeeming Stockholders at a rate of $11.76793003 per share. It was later determined that the Company did not withdrawal all of the interest from the Trust Account that was permitted to withdrawal to cover income and franchise taxes and, therefore, the December 2024 Redemption Payment should have been approximately $11.52149928 per share. This meant that the December 2024 Extension Redeeming Stockholders were overpaid in the amount of $0.24643075 per share.

As a result of the December 2024 Extension Overpayment Amount, the Company lacked the available amounts of interest in the Trust Account to fully cover the permitted withdrawals for income tax and franchise tax liabilities. When calculating the common stock subject to possible redemption as of March 31, 2025, considering permitted withdrawals for income and franchise taxes the per share redemption price was below the $10.15 (“principal per share price”) reported at the initial public offering. As a result, within the Form 10-Q for the three months ended March 31, 2025, the Company adjusted the common stock subject to possible redemption to reflect the principal per share price reported at the initial public offering. After further review, management determined that the principal per share price that was reported within the Form 10-Q for the three months ended March 31, 2025 did not consider additional extension payments that were placed into the trust account by the Sponsor and interest earned that was included in the December 2024 Extension Overpayment Amount for non-redeeming stockholders, which has been now considered within this Form 10-Q/A for the three months ended March 31, 2025. The table below represents the impacts of this error to the consolidated financial statements and notes:

	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet as of March 31, 2025
Common stock subject to possible redemption	$2,822,505	$563,108	$3,385,613
Accumulated deficit	(11,021,551)	(406,723)	(11,428,274)
Additional paid in capital	935,133	(156,385)	778,748
Total Stockholders’ Deficit	(10,082,973)	(563,108)	(10,646,081)
Redemption value per redeemable common stock	10.17	2.03	12.20

Condensed Consolidated Statement of Operations (unaudited) for the Three Months ended March 31, 2025
Basic and diluted net income per share, Common stock – redeemable	$(0.18)	$0.52	$0.34
Basic and diluted net loss per share, Common stock – non-redeemable	(0.20)	(0.04)	(0.24)

Condensed Consolidated Statement of Changes in Stockholders’ Deficit (unaudited) for the Three Months Ended March 31, 2025
Remeasurement of common stock subject to redemption	$(5,714)	$(156,385)	$(162,099)

Condensed Consolidated Statement of Cash Flows (unaudited) for the Three Months Ended March 31, 2025
Remeasurement of Common stock subject to redemption	$5,714	$156,385	$162,099

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the December 2024 Extension Meeting, as set forth in the Company’s Report on Form 8-K filed with the U.S. Securities and Exchange Commission on December 6, 2024, the holders of 2,285,056 shares of the Company’s common stock properly exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. On December 11, 2024, a redemption payment was made by CST, as trustee of the Trust Account, to the December 2024 Extension Redeeming Stockholders at a rate of $11.76793003 per share. It was later determined that the Company did not withdrawal all of the interest from the trust account that was permitted to withdrawal to cover income and franchise taxes and, therefore, the December 2024 Redemption Payment should have been approximately $11.52149928 per share. This meant that the December 2024 Extension Redeeming Stockholders were overpaid in the amount of $0.24643075 per share.

As a result of the December 2024 Extension Overpayment Amount, the Company lacked the available amounts of interest in the trust account to fully cover the permitted withdrawals for income tax and franchise tax liabilities. When calculating the common stock subject to possible redemption as of December 31, 2024, considering permitted withdrawals for income and franchise taxes the per share redemption price was below the $10.15 (“principal per share price”) reported at the initial public offering. As a result, within the Form 10-K for the year ended December 31, 2024, the Company adjusted the common stock subject to possible redemption to reflect the principal per share price reported at the initial public offering. After further review, management determined that the principal per share price that was reported within the Form 10-K for the year ended December 31, 2024, did not consider additional extension payments that were placed into the trust account by the Sponsor and interest earned that was included in the December 2024 Extension Overpayment Amount for non-redeeming stockholders, which has been now considered within this Form 10-K/A for the year ended December 31, 2024. The table below represents the impacts of this error to the consolidated financial statements and notes:

	As Previously Reported	Adjustments	As Restated
Consolidated Balance Sheet as of December 31, 2024 (audited)
Common stock subject to possible redemption	$2,816,791	$406,723	$3,223,514
Accumulated deficit	(10,282,996)	(406,723)	(10,689,719)
Total Stockholders’ Deficit	(10,279,551)	(406,723)	(10,686,274)
Redemption value per redeemable common stock	10.15	1.47	11.62

Consolidated Statement of Operations (audited) for the year ended December 31, 2024
Basic and diluted net income per share, Common stock – redeemable	$0.26	$0.10	$0.36
Basic and diluted net loss per share, Common stock – non-redeemable	(0.47)	(0.07)	(0.54)

Consolidated Statement of Changes in Stockholders’ Deficit (audited) for the year ended December 31, 2024
Remeasurement of common stock subject to redemption	$(1,768,457)	$(406,723)	$(2,175,180)

Consolidated Statement of Cash Flows (audited) for the year ended December 31, 2024
Remeasurement of Common stock subject to redemption	$1,768,457	$406,723	$2,175,180